CAPITAL RESERVE- Summary of Capital Reserve (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 107,955	$ 123,188
Share options exercised (Notes 11, 13, 14)		204
Share options expired	0	0
Ending balance	104,643	139,682
Capital Reserve
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	90,763	78,037
Issue of ordinary shares in relation to employee stock purchase plan	215	147
Share options exercised (Notes 11, 13, 14)	0	302
Issue of ordinary shares as a payment of consideration for OddsJam acquisition	0	9,971
Issue of restricted share awards	422	498
Issue of ordinary shares to satisfy employee entitlements arising from the vesting of Restricted Share Units	3,040	1,366
Share options expired	96	13
Ending balance	$ 94,536	$ 90,334